Income Tax - Schedule of Current and Deferred Portion of Income Tax Expense (Details)	6 Months Ended			12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)
Schedule of Current and Deferred Portion of Income Tax Expense [Abstract]
Current income tax expenses			¥ 2,543,012
Deferred income tax benefits			86,082
Total			¥ 2,629,094	¥ 3,736,864	$ 514,210	¥ 2,622,691	¥ 107,112